Commitments (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) Ounce
Amulsar stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of gold, ounces	89,034
Delivery of silver, ounces	434,093
Credit bid transaction percentage	36.20%
Amulsar stream [Member] | 1st Anniversary [Member]
Disclosure Of Commitments [Line Items]
Buy-back option, percentage	50.00%
Buy-back option | $	$ 34.4
Amulsar stream [Member] | 2nd and 3rd anniversary [Member]
Disclosure Of Commitments [Line Items]
Buy-back option, percentage	50.00%
Buy-back option | $	$ 31.3
Amulsar Offtake [Member]
Disclosure Of Commitments [Line Items]
Potential offtake percentage	84.87%
Delivery of gold, ounces	2,110,425
Description of offtake percentage increase	Offtake percentage will increase to 84.87% if Lydian elects to reduce the gold stream
Gold per ounces, attributable to OBL (less any ounces delivered pursuant to the Amulsar stream)	1,853,751
Back Forty stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of gold, ounces	105,000
Back Forty stream [Member] | After reaching 105,000 ounces of gold [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	9.25%
Mantos Blancos stream [Member]
Disclosure Of Commitments [Line Items]
Delivery of gold, ounces	19,300,000
Potential stream percentage	100.00%
Mantos Blancos stream [Member] | After reaching 19.3 million ounces of silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	40.00%
Gibraltar stream [Member]
Disclosure Of Commitments [Line Items]
Per ounce/carat price	2.75 per ounce of silver delivered up to April 24, 2020 and nil thereafter
Delivery of gold, ounces	5,900,000
Potential stream percentage	75.00%
Gibraltar stream [Member] | After reaching 5.9 million ounces of silver [Member]
Disclosure Of Commitments [Line Items]
Potential stream percentage	35.00%